CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares shares
Revenues
Trading and manufacturing | $		$ 12,256		$ 11,647		$ 10,986
Engineering | $		6,046		7,175		7,616
Total revenues | $		18,302		18,822		18,602
Cost of revenues
Trading and manufacturing | $		(9,577)		(9,060)		(8,422)
Engineering | $		(4,682)		(4,931)		(4,716)
Total cost of revenues | $		(14,259)		(13,991)		(13,138)
Gross profit | $		4,043		4,831		5,464
Finance costs | $		(4)		0		0
Selling and administrative expenses | $		(5,997)		(5,802)		(5,719)
Operating loss/ income | $		(1,958)		(971)		(255)
Interest income | $		45		27		45
Other income, net | $		9		65		54
(Loss) on disposal of fixed assets | $		0		0		(1)
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests | $		(1,904)		(879)		(157)
Income taxes credit / (expenses) | $		47		(18)		(73)
Equity in income of affiliates | $		850		605		325
Net (loss)/profit for the year | $		(1,007)		(292)		95
Less: net (income)/loss attributable to non-controlling interest | $		391		169		(113)
Net (loss)/income attributable to the Company | $		(616)		(123)		(18)
Other comprehensive loss
Net (loss)/profit | $		(1,007)		(292)		95
Foreign exchange translation adjustments | $		(63)		(15)		181
Release of translation reserves upon disposal of a subsidiary | $		0		0		(74)
Comprehensive (loss)/income | $		(1,070)		(307)		202
Less: Comprehensive (income)/loss attributable to non-controlling interest | $		477		176		(167)
Comprehensive income/(loss) attributable to the Company | $		$ (593)		$ (131)		$ 35
Net income/(loss) per ordinary share
- Basic | $ / shares		$ (.30)		$ (.06)		$ (0.01)
- Diluted | $ / shares		$ (.30)		$ (.06)		$ (0.01)
Weighted average number of ordinary shares outstanding
- Basic | shares	2,063,738	2,063,738	2,069,223	2,069,223	2,069,223	2,069,223
- Diluted | shares	2,063,738	2,063,738	2,069,223	2,069,223	2,069,223	2,069,223
ZHEJIANG JIAHUAN
Revenues
Total revenues	¥ 115,515		¥ 99,908		¥ 89,685
Cost of revenues
Total cost of revenues	(76,473)		(72,490)		(67,015)
Gross profit	39,042		27,418		22,670
Selling and administrative expenses	(30,792)		(21,090)		(19,338)
Operating loss/ income	8,250		6,328		3,332
Interest expenses	(3,861)		(2,209)		(1,702)
Other income, net	1,408		1,075		697
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests	5,797		5,194		2,327
Income taxes credit / (expenses)	(861)		(484)		(19)
Net (loss)/profit for the year	4,936		4,710		2,308
Less: net (income)/loss attributable to non-controlling interest	0		0		(3)
Net (loss)/income attributable to the Company	4,936		4,710		2,305
Other comprehensive loss
Net (loss)/profit	4,936		4,710		2,308
Comprehensive (loss)/income	4,936		4,710		2,308
Less: Comprehensive (income)/loss attributable to non-controlling interest	0		0		(3)
Comprehensive income/(loss) attributable to the Company	4,936		4,710		2,308
ZHEJIANG TIANLAN
Revenues
Total revenues	419,275		396,424		378,956
Cost of revenues
Total cost of revenues	(331,875)		(313,776)		(303,039)
Gross profit	87,400		82,648		75,917
Selling and administrative expenses	(60,702)		(66,343)		(70,823)
Operating loss/ income	26,698		16,305		5,094
Interest income	166		148		194
Interest expenses	(4,710)		(6,272)		(4,751)
Other income, net	2,773		4,595		7,424
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests	24,927		14,776		7,961
Income taxes credit / (expenses)	(3,174)		(768)		(2,663)
Net (loss)/profit for the year	21,753		14,008		5,298
Less: net (income)/loss attributable to non-controlling interest	(82)		(8)		2,328
Net (loss)/income attributable to the Company	21,671		14,000		7,626
Other comprehensive loss
Net (loss)/profit	21,753		14,008		5,298
Comprehensive (loss)/income	21,753		14,008		5,298
Less: Comprehensive (income)/loss attributable to non-controlling interest	(82)		(8)		2,328
Comprehensive income/(loss) attributable to the Company	¥ 21,671		¥ 14,000		¥ 7,626